Warranty Obligation	3 Months Ended
Jul. 25, 2014
Guarantees [Abstract]
Warranty Obligation

Note 12 – Warranty Obligation

Medtronic offers a warranty on various products. Medtronic estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the product is sold. Factors that affect Medtronic’s warranty liability include the number of units sold, historical and anticipated rates of warranty claims, and cost per claim. Medtronic periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. The amount of the reserve recorded is equal to the net costs to repair or otherwise satisfy the claim. Medtronic includes the warranty obligation in other accrued expenses and other long-term liabilities in the condensed consolidated balance sheets. Medtronic includes the covered costs associated with field actions, if any, in cost of products sold in Medtronic’s condensed consolidated statements of earnings.

Changes in Medtronic’s product warranty obligations during the three months ended July 25, 2014 and July 26, 2013 consisted of the following:

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
Balance at the beginning of the period	$32	$35
Warranty claims provision	6	11
Settlements made	(7)	(8)

Balance at the end of the period	$31	$38